SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Financial Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of supplementary financial statement information [Abstract]
Interest expense	$ 1,786	$ 984	$ 1,470
Exchange differences, net	346	0	137
Bank commissions	26	22	22
Financial expenses	$ 2,158	$ 1,006	$ 1,629